Net fees and commission income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fees and commission income:
Credit placement fees		₩ 66,666	₩ 62,766	₩ 59,133
Commission received as electronic charge receipt		151,584	146,309	142,755
Brokerage fees		353,382	412,165	373,108
Commission received as agency		140,484	120,508	129,460
Investment banking fees		151,031	91,273	66,191
Commission received in foreign exchange activities		244,325	214,395	197,705
Asset management fees		307,167	235,275	190,802
Credit card fees		1,234,239	1,360,322	2,369,745
Operating lease fees	[1]	142,025	82,141	28,033
Others		766,110	570,102	488,023
Fees and commission income		3,557,013	3,295,256	4,044,955
Fees and commission expense:
Credit-related fee		(42,023)	(36,817)	(35,665)
Credit card fees		(915,521)	(944,533)	(1,988,826)
Others		(458,950)	(374,909)	(309,510)
Fees and commission expense		(1,416,494)	(1,356,259)	(2,334,001)
Net fees and commission income		₩ 2,140,519	₩ 1,938,997	₩ 1,710,954

[1]	Among operating lease fees recognized during the current period, there is no variable lease fee income which does not vary by index or rate.